[front cover]

----------------------------------------------------
COLONIAL MUNICIPAL MONEY MARKET FUND   Annual report
----------------------------------------------------

June 30, 1999


---------------------------------
    Not FDIC     May Lose Value
    Insured     -----------------
                No Bank Guarantee
---------------------------------

                 COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS
                          JULY 1, 1998 - JUNE 30, 1999

Investment Objective: Colonial Municipal Money Market Fund seeks maximum current income exempt from federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

Strategy: The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market fund with the same investment objective as the Fund.

Portfolio Manager Commentary: "Early in the fiscal year, we lengthened the average maturity of the Portfolio to lock in attractive yields before the Federal Reserve Board (Fed) lowered short-term rates in late 1998. From that point, low supply influenced our strategy. Because of the strong economy, municipalities did not need to borrow as much; supply was low and fixed-rate issues were expensive. In June, supply picked up, but one-year note prices remained relatively unattractive. We'll remain cautious due to uncertainty about future Fed interest rate moves, taking advantage of selective opportunities to add yield."-- Ronnie Wallace


                Colonial Municipal Money Market Fund Performance

                                                   Class A             Class B             Class C
Inception dates                                    6/16/87             5/5/92              8/1/97
12-month distributions declared per share          $0.026              $0.016              $0.022
Seven-day yields on 6/30/99(1)                      2.70%               1.70%               2.30%
Seven-day taxable-equivalent yields on 6/30/99(2)   4.47%               2.81%               3.81%
30-day yields on 6/30/99(1)                         2.58%               1.52%               2.18%


Portfolio Breakdown(3)                                  Portfolio Maturity(3)
(as of 6/30/99)                                         (as of 6/30/99)
----------------------------------------------          ---------------------------------------------
Variable-Rate Notes......................75.0%          0 - 29 days............................ 76.9%
Tax-Exempt Bonds.........................14.8%          30 - 89 days............................ 4.7%
Other Tax Exempts.........................4.3%          90 - 179 days........................... 7.8%
Put Bonds.................................3.8%          180 - 299 days.......................... 3.5%
Tax-Anticipation Notes....................1.4%          300 - 375 days.......................... 7.1%
Commercial Paper..........................0.7%

(1) If the Advisor or its affiliates had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 0.81% and 1.18% for Class A shares, (0.19)% and 0.12% for Class B shares, and (0.20)% and 0.17% for Class C shares, respectively.

(2) Taxable-equivalent yields are based on the 39.6% federal income tax rate.

(3) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the SR&F Municipal Money Market Portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present the annual report for Colonial Municipal Money Market Fund for the 12-month period ended June 30, 1999.

The last half of 1998 and the first half of 1999 provided two very different investment climates for money markets. Overall, though, money market funds provided higher returns than many categories of fixed-income investments. Fear of inflation outweighed the potential benefits of strong domestic economic growth, driving down intermediate- and long-term bond prices.

In the second half of 1998, financial turmoil abroad and signs of a potential slowdown in the U.S. economy prompted the Federal Reserve Board (Fed) to implement a series of three interest rate cuts. These rate cuts helped boost the value of most fixed-income investments, none more so than U.S. Treasury securities, which experienced a significant rally due to their reputation as safe and stable investments.

That flight to quality reversed as we passed from 1998 into 1999, although investors feared inflation would return. That sentiment was confirmed in May when the Fed announced they were inclined to raise short-term rates to slow growth and head off inflation. The Fed followed through, hiking a key short-term interest rate on June 30.

The tax-exempt market in which the Fund invests was influenced by many of the same issues. In addition, factors related to supply and demand dictated pricing during the period. Overall, there was low supply of one-year securities, which drove prices up and yields down.

For investors seeking a relatively stable environment for their investment dollars and the potential for competitive, tax-exempt income, we believe Colonial Municipal Money Market Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Municipal Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson
---------------------
Stephen E. Gibson
President
August 11, 1999


Because market and economic conditions change, there can be no assurance that the trends discussed above will continue.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                              INVESTMENT PORTFOLIO
                          JUNE 30, 1999 (IN THOUSANDS)


MUNICIPAL SECURITIES - 105.0%                              PAR      VALUE
============================================================================
ALABAMA - 0.4%
University of Alabama Revenue Series A
     (General Fee-Huntsville, MBIA Insured, prerefunded
     to 11/1/99, escrowed in U.S. Treasury securities,
     7.000% 11/1/09                                        $ 500      $ 516
                                                                 -----------

----------------------------------------------------------------------------
ALASKA - 0.2%
Anchorage Alaska Water Revenue
     (FSA Insured) 4.500% 8/1/99                             235        236
                                                                 -----------

----------------------------------------------------------------------------
ARIZONA - 1.7%
Phoenix Industrial Development Authority
     (Spring Air Mattress Company Project,
     LOC Bank One Arizona) VRDB 3.720% (a)                 1,870      1,870
Scottsdale GO Series C 7.750% 7/1/00                         450        468
                                                                 -----------
                                                                      2,338
                                                                 -----------

----------------------------------------------------------------------------
ARKANSAS - 2.2%
Clark County Solid Waste Disposal Revenue
     (Reynolds Metals Project, LOC Sun Trust Bank)
     VRDB 3.400% (a)                                       3,000      3,000
                                                                 -----------

----------------------------------------------------------------------------
CALIFORNIA - 1.5%
California Higher Education Loan Authority
     Student Loan Revenue Series A
     (LOC State Street) VRDB 3.200%
     (Mandatory Put 6/1/00) (a)                            1,000      1,000
Los Angeles County Tax & Revenue Anticipation
     Notes 4.000% 6/30/00                                  1,000      1,007
                                                                 -----------
                                                                      2,007
                                                                 -----------

----------------------------------------------------------------------------
COLORADO - 3.1%
Colorado Health Facilities Authority Revenue
     (AMC Cancer Research Center, LOC U.S. Bank NA)
      3.400% 1/15/28 (Mandatory Put 1/15/00)                 440        440
Colorado Springs IDR (Catalano Family LLP Project,
     LOC Bank One Colorado) VRDB 3.720% (a)                1,145      1,145
Lowry Economic Redevelopment Authority Colorado
     Revenue Series B (LOC Canadian Imperial Bank)
     VRDB 3.450%                                           1,000      1,000

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

SBC Metropolitan District Colorado
     (LOC U.S. Bank NA) 3.350% 12/1/17
     (Mandatory Put 12/1/99)                              $1,555    $ 1,555
                                                                 -----------
                                                                      4,140
                                                                 -----------

----------------------------------------------------------------------------
FLORIDA - 1.0%
Putnam County Development Authority PCR
     Series D (Seminole Electric Cooperation)
     VRDB 3.125% (Optional Put 12/15/99)                   1,400      1,400
                                                                 -----------

----------------------------------------------------------------------------
GEORGIA - 1.8%
Gwinnett County Development Authority IDR
     (Price Companies Project, LOC NationsBank
     of Georgia) VRDB 3.900% (a)                           2,400      2,400
                                                                 -----------

----------------------------------------------------------------------------
ILLINOIS - 24.5%
ABN AMRO Munitops Certificates Trust Series
     1998-14 (Cook County GO Refunding Bond,
     ABN AMRO Liquidity Provider) VRDB 3.640% (b)          1,000      1,000
Chicago Economic Development Revenue
     (Crane Carton Project, LOC Northern Trust)
     VRDB 3.700%                                           2,150      2,150
Chicago IDR (P S Greetings Incorporated Project)
     VRDB 3.800%                                             600        600
Chicago Multi Family Housing Series B
     (Archer Courts Apartments) VRDB 3.850%                1,010      1,010
Chicago Revenue (De La Salle Institute Project,
      LOC Northern Trust) VRDB 3.500%                        900        900
Chicago School Finance Authority Series A
     (FGIC Insured) 5.900% 6/1/00                          1,000      1,021
Chicago Tax Increment Allocation (Stockyards,
     LOC Northern Trust) Series A, VRDB 3.500%             1,500      1,500
Chicago Wastewater Transmission Revenue
     Second Lien Series B (MBIA Insured) 4.250% 1/1/00       500        502
Cook County Community College District Number
      504 Triton Certificates (FSA Insured) 4.300% 10/1/99   275        276
Cook County School District Number 98 Berwyn GO
     (FSA Insured) 9.000% 12/1/99                            145        148
Cook & Will Counties Illinois Community College
      District Number 515, (FSA Insured) 5.300% 12/1/99      450        454
Country Club Hills (FSA Insured) 3.400% 12/1/99              605        606
Du Page & Cook Counties Community Unit School
     District Number 205, 5.400% 1/1/00                      767        775
Elgin Corporate Purpose Bonds 5.500% 1/1/00                  445        449
Glendale Heights IDR (Judy LLC/York Corrugated,
     LOC Harris Trust and Savings Bank)
     VRDB 3.800% (a)                                       1,600      1,600

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

MUNICIPAL SECURITIES - CONT.                               PAR      VALUE
============================================================================
ILLINOIS - CONT.
Homewood Flossmoor Park District GO
     (FSA Insured) 4.200% 12/1/99                         $  135     $  136
Illinois Development Finance Authority Revenue
     (Nutrasweet Project, gtd. by Monsanto) VRDB 3.750%    4,400      4,400
      (Wheaton Academy Project, LOC Northern Trust)
     VRDB 3.550%                                           1,000      1,000
Illinois Educational Facilities Authority Revenues
     (Aurora University, LOC Harris Trust & Savings
     Bank) VRDB 3.700%                                     1,200      1,200
Illinois Health Facility Authority Revenue
     (University of Chicago Hospital Project)
     3.200% 8/1/15 (Mandatory Put 10/5/99)                 1,000      1,000
Illinois State Toll Highway Authority Highway
     Priority Revenue Series A, 4.500% 1/1/00              1,000      1,006
Illinois Student Assistance Commission Student
     Loan Revenue (LOC Bank of America Illinois)
     Series 96A VRDB 3.600% (a)                            1,000      1,000
Jefferson & Franklin Counties Community College
     District Number 521, GO (FSA Insured)
     3.250% 11/1/99                                          365        365
Montgomery & Bond Counties Community Unit
     School District Number 3 (FSA Insured)
     3.400% 11/1/99                                          395        395
Morton IDR Series A (Morton Welding Project,
     LOC Bank One Illinois NA Chicago)
     VRDB 3.820% (a)                                         905        905
North Aurora IDR (Oberweis Dairy Incorporated
     Project, LOC Lasalle National Bank) VRDB 3.610%       1,700      1,700
Palatine Special Facility Limited Obligation Revenue
     (Little City Community Development Project,
     LOC Federal Home Loan Bank) VRDB 3.550%               1,000      1,000
Quad Cities Regional Economic Development
     Authority Revenue:
     (Steel Warehouse, LOC Bank One Indiana)
      VRDB 3.720% (a)                                      2,000      2,000
     (Steel Warehouse, LOC Bank One Indiana)
     VRDB 3.720% (a)                                       2,200      2,200
Rockford GO Series A (FGIC Insured) 4.380% 12/15/99          240        241
Springfield IDR (Phillips Brothers Incorporated
     Project, LOC Bank One Illinois) VRDB 3.720% (a)       1,350      1,350
                                                                 -----------
                                                                     32,889
                                                                 -----------

----------------------------------------------------------------------------
INDIANA - 9.4%
Crawfordsville Economic Development Revenue
     (Pedcor Investments, Shady Knoll Project,
     LOC FHLB) VRDB 3.670% (a)                             1,558      1,558

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

Indiana Health Facility Financing Authority
     Revenue (Capital Access Designated Pool)
     VRDB 3.100%                                          $  300     $  300
Indiana State Development Finance Authority
     Economic Development Revenue (Carr Metal
     Products Project, LOC Bank One, Indiana)
     VRDB 3.850%                                           1,440      1,440
Franklin Economic Development Revenue
     (Pedcor Investments, Lakeview Apartments
     LOC FHLB) VRDB 3.670% (a)                             2,839      2,839
Kokomo Economic Development Revenue
     (Village Community Partners IV Project,
     LOC FHLB) VRDB 3.670% (a)                             2,940      2,940
La Porte County Economic Development Revenue
     (Pedcor Investments, Woodland Project,
     LOC FHLB) VRDB 3.670% (a)                             1,965      1,965
Plymouth Economic Development Revenue Series A
     (Hillcrest Apartments Project, LOC La Salle
     National Bank) VRDB 3.750% (a)                        1,000      1,000
Portage Economic Development Revenue Series A
     (Pedcor Investments, LOC Federal Home Loan
     Bank) VRDB 3.850%                                       500        500
                                                                 -----------
                                                                     12,542
                                                                 -----------

----------------------------------------------------------------------------
IOWA - 7.2%
Clinton IDR (Sethness Products Project,
     LOC Northern Trust) VRDB 3.650% (a)                   3,500      3,500
Iowa Higher Education Loan Authority Revenue
     (Saint Ambrose University, LOC Norwest Bank
     Minnesota) VRDB 3.750%                                1,000      1,000
Mount Pleasant GO Series A (MBIA Insured)
      3.600% 12/1/99                                         190        190
Muscatine County PCR (Monsanto Project)
     VRDB 3.650%                                           2,000      2,000
Scott County Industrial Waste Revenue
     (Recycling Nichols Aluminum Project,
     LOC Firstar Bank Milwaukee) VRDB 3.600%               3,000      3,000
                                                                 -----------
                                                                      9,690
                                                                 -----------

----------------------------------------------------------------------------
KANSAS - 0.6%
Olathe IDR (Garmin International Project,
      LOC NationsBank) VRDB 3.750% (a)                       800        800
                                                                 -----------

----------------------------------------------------------------------------
KENTUCKY - 3.6%
Covington Industrial Building Revenue
     (White Castle Distributing, LOC Bank One
     Columbus) Series 1991 VRDB 3.720% (a)                 3,205      3,205

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

MUNICIPAL SECURITIES - CONT.                              PAR      VALUE
----------------------------------------------------------------------------
KENTUCKY - CONT.
Shelby County Industrial Building Revenue
     (Roll Forming, LOC Bank One Kentucky)
     VRDB 3.720% (a)                                      $1,595    $ 1,595
                                                                 -----------
                                                                      4,800
                                                                 -----------

----------------------------------------------------------------------------
LOUISIANA - 0.3%
Lake Charles Harbor & Terminal District Pollution
     Control Revenue (Conoco Incorporated Project)
     VRDB 3.550% (a)                                         400        400
                                                                 -----------

----------------------------------------------------------------------------
MARYLAND - 0.9%
Anne Arundel County Economic Development
     Revenue (Baltimore Gas and Electric Project)
     3.200% 12/1/18 (Mandatory Put 9/15/99) (a)            1,000      1,000
University of Maryland Auxiliary Facility & Tuition
     Revenue Series A 6.500% 4/1/07 (prerefunded to
     4/1/00, escrowed in U.S. Treasury Notes)                250        260
                                                                 -----------
                                                                      1,260
                                                                 -----------

----------------------------------------------------------------------------
MICHIGAN - 3.3%
ABN AMRO Munitops Certificates Trust Series
     1998-13, (Michigan Trunk Line Revenue, ABN
     AMRO Liquidity Provider) VRDB 3.610% (b)              2,000      2,000
Detroit City School District GO 4.500% 7/1/99              1,000      1,000
Detroit City School District (MBIA Insured)
      3.250% 5/1/00                                          385        384
Detroit City School District State School Aid
      Notes 4.000% 6/1/00                                  1,000      1,007
                                                                 -----------
                                                                      4,391
                                                                 -----------

----------------------------------------------------------------------------
MINNESOTA - 0.7%
Minneapolis GO Series B (SPA Bayerische
     Vereinsbank) VRDB 2.800%                                900        900
                                                                 -----------

----------------------------------------------------------------------------
MISSOURI - 3.9%
Jefferson County Industrial Development Authority
     IDR (GHF Holdings Project, LOC Bank One
     Indiana) VRDB 3.720% (a)                              3,700      3,700
Kansas City Industrial Development Authority
     IDR (Lanter Project, LOC Harris Trust & Savings
     Bank) VRDB 3.800%                                       480        480
St. Louis General Federal Revenue Tax & Revenue
      Anticipation Notes (TRAN) 4.000% 6/30/00             1,000      1,007
                                                                 -----------
                                                                      5,187
                                                                 -----------

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

NEBRASKA - 0.1%
Omaha Public Power District Nebraska Electric
      Revenue Series A 4.850% 2/1/00                       $ 125      $ 126
                                                                 -----------

----------------------------------------------------------------------------
NEW JERSEY - 0.3%
South Brunswick Township GO 4.400% 8/1/99                    395        395
                                                                 -----------

----------------------------------------------------------------------------
NEW MEXICO - 0.8%
Albuquerque Educational Facilities Revenue
     (Menaul School Project, LOC Norwest Bank
     Minnesota) VRDB 3.750%                                  290        290
Rio Rancho Public School District Number 94 GO
     Series B (FSA Insured) 6.100% 8/1/99                    835        837
                                                                 -----------
                                                                      1,127
                                                                 -----------

----------------------------------------------------------------------------
NEVADA - 0.1%
Washoe County GO Series A (AMBAC Insured)
     4.500% 12/1/99                                          100        100
                                                                 -----------

----------------------------------------------------------------------------
NORTH CAROLINA - 1.0%
New Hanover County Industrial Facilities
     (Gang-Nail Systems Project, LOC Harris Trust &
     Savings Bank) VRDB 3.650%                             1,400      1,400
                                                                 -----------

----------------------------------------------------------------------------
OHIO - 2.6%
Cleveland State University General Receipt Bond
     Anticipation Notes, Series A, 3.800% 8/16/99            750        751
Hancock County Multi-Family Revenue
     (Pedcor Investments, Crystal Glen Apartments
     Project, LOC FHLB) VRDB 3.770% (a)                      750        750
Ohio Environmental Improvement Revenue
     (U.S. Steel Project, LOC Pittsburgh National
     Bank) VRDB 3.300%                                       400        400
Ohio State Building Authority Series C (prerefunded
     to 10/1/99, escrowed in U.S. Treasury securities)
     7.350% 10/1/04                                          500        520
Summit County Bond Anticipation Notes Series A
     3.800% 6/1/00                                         1,000      1,005
                                                                 -----------
                                                                      3,426
                                                                 -----------

----------------------------------------------------------------------------
OKLAHOMA - 0.1%
Oklahoma State IDR Health System Series C
     (Baptist Center, AMBAC Insured) 5.400% 8/15/99          200        201
                                                                 -----------

----------------------------------------------------------------------------
PENNSYLVANIA - 2.1% Pennsylvania State GO:
     Second Series A (MBIA Insured) 6.000% 11/1/99           200        202
     Third Series A (MBIA Insured) 5.700% 11/15/99           130        131

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

MUNICIPAL SECURITIES - CONT.                               PAR      VALUE
============================================================================
PENNSYLVANIA - CONT.
Pennsylvania State Higher Educational Facilities
      Authority College & University Revenue,
     (Bryn Mawr College, FGIC Insured, prerefunded
     to 12/1/99, escrowed in U.S. Treasury securities)
     6.750% 12/1/01                                       $  750     $  776
Quakertown General Authority Revenue Series 96A
     (LOC PNC Bank) VRDB 3.550%                            1,683      1,683
                                                                 -----------
                                                                      2,792
                                                                 -----------

----------------------------------------------------------------------------
RHODE ISLAND - 0.3%
Convention Center Authority Revenue Series B
     (MBIA Insured) 4.600% 5/15/00                           300        302
                                                                 -----------

----------------------------------------------------------------------------
SOUTH CAROLINA - 1.5%
South Carolina Jobs Economic Development Authority
     IDR, (Specialty Equipment Companies, LOC Bank
     of America, Illinois) VRDB 3.720% (a)                 2,045      2,045
                                                                 -----------

----------------------------------------------------------------------------
TENNESSEE - 2.1%
Clarksville Public Building Authority Revenue
     (Pooled Financing-Tennesee Municipal Bond Fund,
     LOC Nationsbank) VRDB 3.800%                          2,000      2,000
McMinn County Industrial Development Board IDR
     (Creative Fabrication, LOC NBD Bank) VRDB 3.900%        791        791
                                                                 -----------
                                                                      2,791
                                                                 -----------

----------------------------------------------------------------------------
TEXAS - 5.4%
Arlington GO 6.500% 8/15/99                                  660        663
Austin Certificates of Obligation 7.000% 9/1/99              620        623
Brazos Industrial Development Corporation Marine
     Term Revenue, (Monsanto Project) VRDB 3.550%            400        400
Carrollton GO 6.250% 8/15/99                                 335        336
Grand Prairie Industrial Development Revenue
     (W. W. Grainger Incorporated, Liquidation
     Facility Northern Trust) VRDB 3.950%                    800        800
Gulf Coast Industrial Development Authority Solid
     Waste Disposal Revenue (CITGO Petroleum Project
     LOC Banque Nationale de Paris), VRDB 3.550% (a)         400        400
Harris County Industrial Development Corporation IDR
     (Precision General Project, LOC Morgan Guaranty
     Trust) VRDB 3.720% (a)                                2,060      2,060
Harris County Revenue (MBIA Insured)
      5.100% 8/15/99 (a)                                     235        235
Robertson County Industrial Development Corporation
     (Sanderson Farms Project, LOC Harris Trust &
     & Savings Bank) VRDB 3.650% (a)                         300        300

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

Tarrant County Hospital District GO 5.000% 8/15/99        $  500     $  501
University of Texas Revenue Series B 5.000% 8/15/99          500        501
Webb County Certificates of Obligation
     (FGIC Insured) 6.000% 2/1/00                            355        360
                                                                 -----------
                                                                      7,179
                                                                 -----------

----------------------------------------------------------------------------
UTAH - 0.4%
Davis County School District (FGIC Insured)                  250        250
      4.550% 6/1/00
Utah Municipal Power System Revenue (Hunter
     Project, AMBAC Insured) 4.200% 7/1/99                   250        250
                                                                 -----------
                                                                        500
                                                                 -----------

----------------------------------------------------------------------------
WASHINGTON - 8.6%
Washington State Housing Finance Commission
      Multi-Family Housing Revenue (Hamilton Place
     Senior Living Project, LOC U.S. Bank of
     of Washington) Series A VRDB 3.850% (a)               1,125      1,125
Washington State Public Power Supply System Revenue:
     Series A (Nuclear Project Number 1) 7.250% 7/1/99     1,500      1,500
     Series C (Nuclear Project Number 2) 7.200% 7/1/99     3,650      3,650
Yakima County Public Corporation IDR
     (John I. Haas Project, LOC Bayerische Vereinsbank)
     VRDB 3.650% (a)                                       5,300      5,300
                                                                 -----------
                                                                     11,575
                                                                 -----------

----------------------------------------------------------------------------
WISCONSIN - 13.3%
Campbellsport School District (FSA Insured)
      3.500% 3/15/00                                         120        120
Carlton PCR (Wisconsin Power & Light Project)
     VRDB 3.550% (a)                                       3,300      3,300
Chase IDR (Belgioioso Cheese Project, LOC Bank
     One Wisconsin) VRDB 3.720% (a)                        1,000      1,000
Fond Du Lac IDR (Brenner Tank, LOC Bank One
     Wisconsin) VRDB 3.720% (a)                            2,355      2,355
Fox Lake Redevelopment Authority IDR (Karavan
     Trailers Project, LOC Bank One Wisconsin)
     VRDB 3.720% (a)                                       1,440      1,440
Holland IDR (White Clover Dairy Project, LOC Bank
      One Wisconsin) VRDB 3.720% (a)                       2,275      2,275
Kenosha IDR (Monarch Plastics Project, LOC Bank
     One Wisconsin) VRDB 3.720% (a)                        1,920      1,920
Mukwonago School District Bond Anticipation Notes
     3.750% 11/1/99                                        1,000      1,002
Oshkosh Area School District GO Bond Anticipation
     Notes 3.330% 12/15/99                                 1,000      1,000
Two Rivers GO Series B (FSA Insured) 3.500% 4/1/00           100        100

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------

MUNICIPAL SECURITIES - CONT.                               PAR      VALUE
============================================================================
WISCONSIN - CONT.
Whitnall School District GO (FSA Insured) 3.900% 4/1/00   $  255   $    256
Wisconsin Housing & Economic Development Authority
     Home Ownership Revenue
     Series H (GO of Authority Insured) 4.350% 3/1/00        525        529
Wisconsin State Health & Educational Facilities
     Authority Revenue (Grace Lutheran Foundation
     Project) VRDB 3.750%                                  2,555      2,555
                                                                 -----------
                                                                     17,852
                                                                 -----------

TOTAL MUNICIPAL SECURITIES - 105.0% (c)
     (amortized cost of $140,707)                                   140,707
                                                                 -----------

OTHER ASSETS & LIABILITIES (5.0%)                                    (6,658)
----------------------------------------------------------------------------

NET ASSETS - 100.0%                                                $134,049
                                                                 ===========

NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------

(a) Security is subject to federal alternative minimum tax. At June 30, 1999, these securities represented 54.2 percent of total net assets.

(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At June 30, 1999, the aggregate amortized cost of the Portfolio's private placement securities was $3,000 which represented 2.2 percent of net assets.

(c) At June 30, 1999, the cost of investments for financial reporting and federal income tax purposes was identical.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank.

       Acronym                             Name
     ------------                  -----------------------
         LOC                       Letter or Line of Credit
         GO                           General Obligation
        TRAN                     Tax & Revenue Anticipation Note
         IDR                     Industrial Development Revenue
         PCR                        Pollution Control Revenue


See accompanying notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1999

(in thousands)
ASSETS
Investments at amortized cost                                    $ 140,707

Receivable for:
  Interest                                            $839
  Investments sold                                     610
  Other                                                  5           1,454
                                              -------------   -------------
    Total Assets                                                   142,161


LIABILITIES
Payable for investments purchased                    8,035
Payable to investment Advisor                           30
Other liabilities                                       47
                                              -------------
    Total Liabilities                                                8,112
                                                              -------------

NET ASSETS applicable to investors' beneficial interests         $ 134,049
                                                              =============

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999

(in thousands)
INVESTMENT INCOME
Interest income                                                    $ 4,598

EXPENSES
Management fee                                       $ 339
Accounting fees                                         27
Audit and legal fees                                    17
Trustees' fees                                           9
Custodian fees                                           4
Other                                                   13             409
                                              -------------   -------------

       Net Investment Income                                       $ 4,189
                                                              -------------


See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                     Year ended June 30
                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS                 1999            1998
Operations:
Net investment income                             $  4,189        $  4,891
                                              -------------   -------------

Transactions in investors'
beneficial interests:
Contributions                                      101,419          80,237
Withdrawals                                       (103,577)        (92,038)
                                              -------------   -------------
   Net transactions in investors'
   beneficial interest                              (2,158)        (11,801)
                                              -------------   -------------
    Net Increase (Decrease) in Net Assets            2,031          (6,910)

NET ASSETS
Beginning of period                                132,018         138,928
                                              -------------   -------------
End of period                                     $134,049        $132,018
                                              =============   =============


                              FINANCIAL HIGHLIGHTS

                                          Year ended June 30
                             ----------------------------------------------
RATIOS TO AVERAGE                1999             1998            1997
NET ASSETS
Expenses                        0.30%            0.34%           0.32%
Net investment income           3.07%            3.41%           3.36%

                             Period ended
                              June 30 (a)
                            ---------------
                                 1996
Expenses                      0.30% (b)
Net investment income         3.50% (b)

(a) The Portfolio commenced operations September 28, 1995.

(b) Annualized.

See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999


NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
 ................................................................................

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1999, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 89.6 percent and 10.4 percent, respectively, of the Portfolio.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
 ................................................................................

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

INVESTMENT VALUATIONS:

All securities are valued as of June 30, 1999. Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

OTHER INFORMATION:

A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities. All amounts are shown in thousands.

                   Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO COMPOSITION
 ................................................................................

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 1999,
61.9 percent of the Portfolio's investments was backed by bank letters of credit. See the portfolio of investments for additional information on portfolio composition.


NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
 ................................................................................

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25 of 1 percent of average daily net assets. The Advisor also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust for the year ended June 30, 1999.


NOTE 5.  SHORT-TERM DEBT
 ................................................................................

To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which it can borrow against Portfolio securities. There were no borrowings by the Portfolio during the year ended June 30, 1999.

                         REPORT OF INDEPENDENT AUDITORS

            TO THE HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F
                MUNICIPAL MONEY MARKET PORTFOLIO AND THE BOARD OF
                         TRUSTEES OF THE SR&F BASE TRUST

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Municipal Money Market Portfolio as of June 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Municipal Money Market Portfolio at June 30, 1999, and the results of its operations, the changes in its net assets, and financial highlights for each the periods referred to above, in conformity with generally accepted accounting principles.






Ernst & Young LLP
Boston, Massachusetts
August 11, 1999

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                        STATEMENT OF ASSETS & LIABILITIES
                                 JUNE 30, 1999

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Municipal Money Market
  Portfolio                                                     $     13,987
Receivable for:
  Expense reimbursement due
    from Administrator                          $         9
  Fund shares sold                                        1
Other                                                     5               15
                                                ------------    -------------
    Total Assets                                                      14,002

LIABILITIES
Payable for:
  Fund shares repurchased                                82
  Distributions                                          12
Payable to custodian                                      8
Accrued:
  Deferred Trustees fees                                  3
Other                                                    16
                                                ------------
    Total Liabilities                                                    121
                                                                -------------

NET ASSETS                                                      $     13,881
                                                                =============

Net asset value:
Class A ($12,604/12,607)                                        $       1.00
                                                                =============
Class B ($1,099/1,099)                                          $       1.00 (a)
                                                                =============
Class C ($178/178)                                              $       1.00 (a)
                                                                =============


COMPOSITION OF NET ASSETS
Capital paid in                                                 $     13,883
Overdistributed net investment income                                     (1)
Accumulated net realized loss                                             (1)
                                                                -------------
                                                                $     13,881
                                                                =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Municipal Money Market Portfolio                       $        501
Expenses allocated from
    SR&F Municipal Money Market Portfolio                                (45)
                                                                -------------
                                                                         456
EXPENSES
Administration fee                              $        37
Service fee - Class B                                     2
Service fee - Class C                                     1
Distribution fee - Class B                                8
Distribution fee - Class C                                1
Transfer agent                                           35
Bookkeeping fee                                          18
Trustees fee                                              8
Audit fee                                                13
Legal fee                                                 4
Registration fee                                         34
Reports to shareholders                                   7
Other                                                    21
                                                ------------
                                                        189
Fees and expenses waived or borne
  by the Administrator                                 (111)
Fee waived by the Distributor - Class C                  (1)              77
                                                ------------    -------------

       Net Investment Income                                    $        379
                                                                -------------


See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS


(in thousands)                                       Year ended June 30
                                                =============================
INCREASE (DECREASE) IN                                 1999             1998
  NET ASSETS
Operations:
Net investment income                               $   379          $   591
                                                ------------    -------------
Distributions:
From net investment income - Class A                   (357)            (560)
From net investment income - Class B                    (18)             (26)
From net investment income - Class C                     (5)              (3)
                                                ------------    -------------
                                                         (1)               2
Fund Share Transactions:
Receipts for shares sold - Class A                   10,827           17,953
Value of distributions reinvested - Class A             331              449
Cost of shares repurchased - Class A                (14,943)         (20,465)
                                                ------------    -------------
                                                     (3,785)          (2,063)
                                                ------------    -------------
Receipts for shares sold - Class B                    1,734            2,475
Value of distributions reinvested - Class B              16               22
Cost of shares repurchased - Class B                 (1,921)          (2,430)
                                                ------------    -------------
                                                       (171)              67
                                                ------------    -------------
Receipts for shares sold - Class C                      105              333
Value of distributions reinvested - Class C               5                3
Cost of shares repurchased - Class C                   (107)            (160)
                                                ------------    -------------
                                                          3              176
                                                ------------    -------------
 Net Decrease from Fund
   Share Transactions                                (3,953)          (1,820)
                                                ------------    -------------
        Total Decrease                               (3,954)          (1,818)
NET ASSETS
Beginning of period                                  17,835           19,653
                                                ------------    -------------
End of period (net of overdistributed
  net investment income of $1 and $0,
  respectively)                                     $13,881          $17,835
                                                ============    =============


Statement of Changes in Net Assets continued on following page.
See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


(in thousands)                                        Year ended June 30
                                                =============================
NUMBER OF FUND SHARES                                  1999             1998
Sold - Class A                                       10,827           17,954
Issued for distributions reinvested - Class A           331              449
Repurchased - Class A                               (14,943)         (20,465)
                                                ------------    -------------
                                                     (3,785)          (2,062)
                                                ------------    -------------
Sold - Class B                                        1,734            2,475
Issued for distributions reinvested - Class B            16               22
Repurchased - Class B                                (1,921)          (2,430)
                                                ------------    -------------
                                                       (171)              67
                                                ------------    -------------
Sold - Class C                                          105              333
Issued for distributions reinvested - Class C             5                3
Repurchased - Class C                                  (108)            (160)
                                                ------------    -------------
                                                          2              176
                                                ------------    -------------




See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999

NOTE 1. ACCOUNTING POLICIES
 ................................................................................

Organization: Colonial Municipal Money Market Fund (the Fund), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.4% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual service and and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been oustanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                    Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
 ................................................................................

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for Class A for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: The Fund declares and records distributions daily and pays monthly.


NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................

Administrator: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

Transfer agent: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees: Liberty Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the year ended June 30, 1999, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $8,406 and none on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                    Notes to Financial Statements/June 30, 1999
--------------------------------------------------------------------------------

Expense limits: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended June 30
                                  ========================================
                                                    1999
                                     Class A       Class B       Class C
                                  ------------   -----------   -----------
Net asset value -
   Beginning of period                $ 1.000       $ 1.000       $ 1.000
                                  ------------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)            0.026         0.016         0.022 (c)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.026)       (0.016)       (0.022)
                                  ------------   -----------   -----------
Net asset value -
   End of period                      $ 1.000       $ 1.000       $ 1.000
                                  ============   ===========   ===========
Total return (d)(e)                     2.68%         1.65%         2.27% (f)
                                  ============   ===========   ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (b)                            0.75%         1.75%         1.15% (c)
Fees and expenses waived or
   borne by the
   Administrator (b)                    0.75%         0.75%         0.75%
Net investment income (b)               2.66%         1.66%         2.26% (c)
Net assets at end
  of period (000)                     $12,604       $ 1,099       $   178

(a) Net of fees and expenses waived or borne by
    the Administrator
    which amounted to:                $ 0.008       $ 0.008       $ 0.008

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                               FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                             Year ended June 30
                                  ========================================
                                                    1998
                                    Class A       Class B      Class C (c)
                                  ------------   -----------   -----------
Net asset value -
   Beginning of period                $ 1.000       $ 1.000       $ 1.000
                                  ------------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(d)            0.030         0.023         0.024 (e)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.030)       (0.023)       (0.024)
                                  ------------   -----------   -----------
Net asset value -
   End of period                      $ 1.000       $ 1.000       $ 1.000
                                  ============   ===========   ===========
Total return (f)(g)                     3.03%         2.31%         2.40% (h)(i)
                                  ============   ===========   ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                            0.75%         1.48%         1.15% (e)(j)
Fees and expenses waived or
   borne by the
   Administrator (d)                    0.70%         0.70%         0.70% (j)
Net investment income (d)               3.02%         2.29%         2.62% (e)(j)
Net assets at end
  of period (000)                     $16,389       $ 1,270       $   176

(a) Net of fees and expenses waived or borne by
    the Advisor/Administrator
    which amounted to:                $ 0.007       $ 0.007       $ 0.007

(b) Effective September 28, 1995, SR&F became the investment Advisor of the
    Fund.

(c) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                          FINANCIAL HIGHLIGHTS - CONT.


                  Year ended June 30
   =================================================
            1997                      1996(b)
    Class A     Class B        Class A      Class B
   ---------   ---------      ---------    ---------

    $ 1.000     $ 1.000        $ 1.000      $ 1.000
   ---------   ---------      ---------    ---------

      0.029       0.021          0.030        0.020

     (0.029)     (0.021)        (0.030)      (0.020)
   ---------   ---------      ---------    ---------

    $ 1.000     $ 1.000        $ 1.000      $ 1.000
   =========   =========      =========    =========
      2.98%       2.12%          3.04%        2.02%
   =========   =========      =========    =========


      0.75%       1.66%          0.75%        1.75%


      0.46%       0.46%          0.84%        0.84%
      2.94%       2.03%          3.00%        2.00%

    $18,450     $ 1,203        $19,676      $ 1,235




    $ 0.005     $ 0.005        $ 0.008      $ 0.008

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:

                                     Year ended                    Year ended
                                       June 30                     November 30
                                 =====================       ======================
                                        1995 (b)                      1994
                                  Class A     Class B         Class A      Class B
                                 ---------   ---------       ---------    ---------
Net asset value -
   Beginning of period            $ 1.000     $ 1.000         $ 1.000      $ 1.000
                                 ---------   ---------       ---------    ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)           0.018       0.012           0.020        0.010

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income         (0.018)     (0.012)         (0.020)      (0.010)
                                 ---------   ---------       ---------    ---------
Net asset value -
   End of period                  $ 1.000     $ 1.000         $ 1.000      $ 1.000
                                 =========   =========       =========    =========
Total return (c)(d)                 1.80% (e)   1.20% (e)       2.00%        1.01%
                                 =========   =========       =========    =========

RATIOS TO AVERAGE NET ASSETS
Expenses                            0.75% (f)   1.75% (f)       0.60%        1.60%
Fees and expenses waived or
  borne by the Adviser/
  Administrator                     0.36% (f)   0.36% (f)       0.59%        0.59%
Net investment income               3.05% (f)   2.05% (f)       2.05%        1.05%
Net assets at end
  of period (000)                 $24,675     $ 3,111        $ 28,808      $ 3,867


(a) Net of fees and expenses waived or borne by
    the Advisor/Administrator
    which amounted to:            $ 0.002     $ 0.002         $ 0.006      $ 0.006

(b) The Fund changed its fiscal year end from November 30 to June 30 in 1995.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS


T0 THE TRUSTEES OF LIBERTY FUNDS TRUST IV AND THE SHAREHOLDERS OF
COLONIAL MUNICIPAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Money Market Fund (the "Fund") (a series of Liberty Funds Trust IV, formerly Colonial Trust IV) at June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1999, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1999

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .............press [1]

For account information ..............................................press [2]

To speak to a service representative .................................press [3]

For yield and total return information ...............................press [4]

For duplicate statements or new supply of checks .....................press [5]

To order duplicate tax forms and year-end statements .................press [6]
(February through May)

To review your options at any time during your call ..................press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Liberty Telephone Transaction Department - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

By Mail

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Municipal Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

[back cover]

                                    TRUSTEES

Robert J. Birnbaum
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo: L I B E R T Y]

ALL STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com                   TM-02/404H-0799 (8/99) 99/956